Fair Value Measurements	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
We have established and documented the Company's process for determining the fair values of our assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities available for sale and interest rate contracts
Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of FASB ASC 820, Fair Value Measurement, are considered a Level 2 input method.
The bank offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the bank enters into the opposite trade with a counter party to offset its interest rate risk. The bank has also entered into long term borrowing hedges through forward starting interest rate swaps. The fair value of these interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique. These are considered a Level 2 input method.
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2015 and September 30, 2014:

	Fair Value at September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,952	$—	$—	$101,952
Obligations of U.S. government	—	482,464	—	482,464
Obligations of states and political subdivisions	—	27,123	—	27,123
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	505,800	—	505,800
Agency pass through mortgage-backed securities	—	1,160,518	—	1,160,518
Other commercial MBS	—	102,706	—	102,706
Other debt securities	—	—	—	—
Total Available-for-sale securities	101,952	2,278,611	—	2,380,563
Interest rate contracts	—	11,879	—	11,879
Total Financial Assets	$101,952	$2,290,490	$—	$2,392,442

Financial Liabilities
Interest rate contracts	$—	$11,879	$—	$11,879
Commercial loan hedge	—	966	—	966
Long term borrowing hedge	—	14,555	—	14,555
Total Financial Liabilities	$—	$27,400	$—	$27,400

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2015.

	Fair Value at September 30, 2014
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,387	$—	$—	$101,387
Obligations of U.S. government	—	731,943	—	731,943
Obligations of states and political subdivisions	—	23,681	—	23,681
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	509,007	—	509,007
Agency pass through mortgage-backed securities	—	1,584,508	—	1,584,508
Other commercial MBS	—	98,916	—	98,916
Other debt securities	—	—	—	—
Total Available-for-sale securities	101,387	2,948,055	—	3,049,442
Interest rate contracts	—	2,611	—	2,611
Total Financial Assets	$101,387	$2,950,666	$—	$3,052,053

Financial Liabilities
Interest rate contracts	$—	$2,611	$—	$2,611
Commercial loan hedge	—	—	—	—
Long term borrowing hedge	—	268	—	268
Total Financial Liabilities	$—	$2,879	$—	$2,879
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2014.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Owned
Real estate owned consists principally of properties acquired through foreclosure. From time to time, and on a nonrecurring basis, fair value adjustments are recorded to reflect increases or decreases of principal balances based on the current appraisal or estimated value of the collateral, but only up to the fair value of the real estate owned as of the initial transfer date less selling costs.
When management determines that the fair value of the collateral or the real estate held for sale requires additional adjustments, either as a result of a non-current appraisal value or when there is no observable market price, the Company classifies the impaired loan or real estate held for sale as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis at September 30, 2015 included loans for which a specific reserve allowance was established or a partial charge-off was recorded based on the fair value of collateral, as well as covered REO and real estate held for sale for which fair value of the properties was less than the cost basis.
The following table presents the aggregated balance of assets that were measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2015 and September 30, 2014, and the total losses (gains) resulting from those fair value adjustments for the quarter and year ended September 30, 2015 and September 30, 2014. These estimated fair values are shown gross of estimated selling costs:

	As of September 30, 2015				Quarter Ended September 30, 2015	Year Ended September 30, 2015
	Level 1	Level 2	Level 3	Total	Total (Gains) Losses
	(In thousands)
Impaired loans (1)	$—	$—	$6,735	$6,735	$40	$4,241
Covered REO (2)	—	—	2,203	2,203	(7)	161
Real estate held for sale (2)	—	—	79,245	79,245	661	(7,910)
Balance at end of period	$—	$—	$88,183	$88,183	$694	$(3,508)
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(1)	The losses represent remeasurements of collateral-dependent loans.

(2)	The (gains) losses represent aggregate writedowns and charge-offs on real estate held for sale.

	As of September 30, 2014				Quarter Ended September 30, 2014	Year Ended September 30, 2014
	Level 1	Level 2	Level 3	Total	Total (Gains) Losses
	(In thousands)
Impaired loans (1)	$—	$—	10,156	$10,156	—	(1,311)
Covered REO (2)	—	—	10,520	10,520	113	616
Real estate held for sale (2)	—	—	51,624	51,624	1,878	18,660
Balance at end of period	$—	$—	$72,300	$72,300	$1,991	$17,965
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(1)	The (gains) losses represent remeasurements of collateral-dependent loans.

(2)	The losses represent aggregate writedowns and charge-offs on real estate held for sale.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review manager and Special Credits manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss process.
Applicable loans are evaluated for impairment on a quarterly basis. Loans included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary.
The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following methods are used to value impaired loans:

•
The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

•
The present value of the expected future cash flows of the collateral is used for measurement of non collateral-dependent loans to test for impairment. The Company calculates the amount and timing of the future cash flows, the effective interest rate to be used to discount the cash flows and the basis for determination of the cash flows, including consideration of current economic and environmental factors, as well as other information relating to current or previous conditions.

Real estate owned ("REO") - When a loan is reclassified from loan status to real estate held for sale due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits manager, obtains a valuation, which may include appraisals or third-party price options, which is used to establish the fair value of the underlying collateral. The determined fair value, less selling costs, becomes the carrying value of the REO asset.
The fair value of REO assets is re-evaluated quarterly and the REO asset is adjusted to reflect the fair value as necessary. After foreclosure, the valuations are updated periodically and current market conditions may require the assets to be written down further or up to the cost basis established on the date of transfer. The carrying balance of REO assets are also written down or up once a bona fide offer is contractually accepted, through execution of a Purchase and Sale Agreement, where the accepted price is lower than the cost established on the transfer date.